Borrowings (Details) € in Thousands, $ in Thousands	4 Months Ended	12 Months Ended
	Apr. 22, 2014 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Aug. 17, 2018 USD ($)	Aug. 17, 2018 EUR (€)	Nov. 03, 2017 USD ($)	May 18, 2017 USD ($)	Dec. 15, 2016 USD ($)	Oct. 29, 2009 USD ($)
Borrowings
Deferred financing costs		$ 7,982	$ 10,166
Interest expense		$ 39,669	$ 28,347	$ 24,240
Annual weighted average interest rate		7.04%	6.13%	6.08%
Outstanding amount		$ 538,168	$ 542,912
San San H and Ferni H
Borrowings
Number Of Vessels								2
2022 Senior Notes
Borrowings
Debt instrument face amount	$ 375,000
Debt instrument maturity date		May 01, 2022
Interest rate		7.25%
Mandatory redemption price percentage	101.00%
Deferred financing costs		$ 4,576	5,740
Interest expense		$ 27,188	27,188	$ 27,188
Senior Notes covenants		The indenture governing the 2022 Senior Notes contains covenants which, among other things, limit the incurrence of additional indebtedness, issuance of certain preferred stock, the payment of dividends, redemption or repurchase of capital stock or making restricted payments and investments, creation of certain liens, transfer or sale of assets, entering into transactions with affiliates, merging or consolidating or selling all or substantially all of Navios Logistics’ properties and assets and creation or designation of restricted subsidiaries.
Debt redemption description		The Co-Issuers have the option to redeem the 2022 Senior Notes in whole or in part, at their option, at any time on or after May 1, 2017, at a fixed price of 105.438%, which price declines ratably until it reaches par in 2020. Upon the occurrence of certain change of control events, the holders of the 2022 Senior Notes will have the right to require the Co-Issuers to repurchase some or all of the 2022 Senior Notes at 101% of their face amount, plus accrued and unpaid interest to the repurchase date.
Outstanding amount		$ 375,000	375,000
2022 Senior Notes | On or after May 1, 2017
Borrowings
Redemption price percentage	105.438%
Term Loan B Facility
Borrowings
Debt instrument face amount							$ 100,000
Debt instrument, Variable Interest Rate		LIBOR
Interest rate expressed in basis points		4.75%
Debt instrument, term		4 years
Debt instrument collateral		The Term Loan B Facility is secured by first priority mortgages on five tanker vessels
Debt amortization percentage		1.00%
Deferred financing costs		$ 3,188	4,331
Interest expense		7,171	1,006
Outstanding amount		$ 99,000	100,000
Notes Payable
Borrowings
Interest rate description		six-month LIBOR
Deferred financing costs		$ 5,949
Interest expense		$ 1,775	1,013	$ 1,065
Repayment installments		16
Line of credit		$ 41,964
Repayment frequency		semi-annual installments
Outstanding amount		$ 26,875	31,109
BBVA Loan
Borrowings
Debt instrument face amount									$ 25,000
Debt instrument, Variable Interest Rate		LIBOR (180 days)
Interest rate expressed in basis points		3.25%
Repayment frequency		quarterly
Repayment installments		20
Date of first required payment		Jun. 19, 2017
Outstanding amount		$ 19,300	23,250
Term Bank loan
Borrowings
Debt instrument face amount								$ 14,000
Debt instrument, Variable Interest Rate		LIBOR (90 days)
Interest rate expressed in basis points		3.15%
Repayment frequency		quarterly
Repayment installments		20
Debt instrument description		The term bank loan will be used to finance the acquisition of two product tankers
Deferred financing costs		$ 73	95
Balloon payment		7,000
Outstanding amount		$ 11,900	13,300
Number of vessels financed		2
Credit Agreement
Borrowings
Debt instrument face amount					$ 7,091	€ 6,200
Interest rate		6.75%
Repayment frequency		monthly
Deferred financing costs		$ 145
Repayment installments		24
Final repayment date		Aug. 17, 2020
Line of credit facility description		The credit agreement will be used to finance the 50% of the purchase price of a river and estuary tanker
Outstanding amount		$ 5,909	0
Hidronave S.A. loan
Borrowings
Debt instrument face amount										$ 817
Debt instrument maturity date		Aug. 10, 2021
Interest rate expressed in basis points		6.00%
Repayment frequency		monthly
Debt instrument description		The loan facility will be used to finance the construction of the pushboat Nazira
Repayment amount		$ 6
Outstanding amount		$ 184	$ 253